Short-Term Borrwings	12 Months Ended
Dec. 31, 2014
Short-term Debt.
Short-term borrowing

11. Short-Term Borrowings

Short-term borrowing is the short-term bank loan borrowed from a PRC commercial bank and is guaranteed by CRIC Commercial Consultancy Holdings Limited, a subsidiary of the Group registered in BVI by RMB234,300,000 ($38,290,478). The term of the loan is 12 months from the date the Group received the loan with an annual interest rate of 6.5%. As of December 31, 2014, the balance of the short-term loan was $35,953,500 (RMB 220,000,000) denominated in RMB. For the year ended 31 December, 2014, $6,416 interest expense was accrued for the short-term loan.